Expense Example	Mar. 30, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 768
Expense Example, with Redemption, 3 Years	1,322
Expense Example, with Redemption, 5 Years	1,901
Expense Example, with Redemption, 10 Years	3,462
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	206
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,305
Expense Example, with Redemption, 10 Years	$ 2,837